STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Operating expenses:
General and administrative	$ 6,931	$ 9,319,587	$ 9,326,518
Research and development		826,372	826,372
Depreciation and amortization		10,702	10,702
Totals	6,931	10,156,661	10,163,592
Loss from operations	(6,931)	(10,156,661)	(10,163,592)
Other income (expenses):
Interest income		3,783	3,783
Other income (expense)		(80,000)	(80,000)
Totals		(76,217)	(76,217)
Net loss	(6,931)	(10,232,878)	(10,239,809)
Net loss applicable to common stock	$ (6,931)	$ (10,232,878)	$ (10,239,809)
Net loss per common share-basic and diluted	$ (0.002)	$ (1.321)
Weighted-average common shares outstanding-basic and diluted	4,000,000	7,746,529